Walthausen Focused Small Cap Value Fund
	Schedule of Investments
	April 30, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets

COMMON STOCKS

Apparel & Other Finished Prods Of Fabrics & Similar Material
13,690	G-III Apparel Group, LTD. *		$ 444,788	3.18%

Arrangement of Transportation of Freight & Cargo
6,970	Hub Group, Inc. - Class A *		458,068	3.27%

Electric & Other Services Combined
5,880	NorthWestern Corporation		400,016	2.86%

Electrical Work
2,750	EMCOR Group, Inc.		329,450	2.35%

Fire, Marine & Casualty Insurance
7,280	AXIS Capital Holdings Limited (Bermuda)		406,224
2,320	The Hanover Insurance Group, Inc.		320,879
			727,103	5.19%

Heavy Construction Other Than Building Const - Contractors
5,410	Granite Construction Incorporated		206,121	1.47%

Leather & Leather Products
4,960	Tapestry, Inc.		237,336	1.69%

Life Insurance
1,790	Primerica, Inc.		285,988	2.04%

Measuring & Controlling Devices, NEC
6,060	Onto Innovation Inc. *		415,231	2.96%

Metal Minning
25,110	Cleveland-Cliffs Inc. *		448,465	3.20%

Miscellaneous General Merchandise Stores
1,840	Casey's General Stores, Inc.		408,829	2.92%

Miscellaneous Industrial & Commercial Machinery & Equipment
3,905	Moog Inc. - Class A		337,978	2.41%

Mobile Homes
1,620	Cavco Industries, Inc. *		339,276	2.42%

Motor Vehicle Parts & Accessories
2,520	LCI Industries		369,180	2.64%

National Commercial Banks
11,030	PacWest Bancorp		478,812
11,530	Sterling Bancorp		289,749
7,710	Webster Financial Corporation		407,936
13,200	WesBanco, Inc.		479,028
8,530	WSFS Financial Corporation		435,798
			2,091,323	14.93%

Operative Builders
2,351	M.D.C. Holdings, Inc.		137,910	0.98%

Poultry Slaughtering and Processing
2,628	Sanderson Farms, Inc.		432,385	3.09%

Pumps & Pumping Equipment
4,680	ITT Inc.		441,371	3.15%

Rolling Drawing & Extruding of Nonferrous Metals
9,640	Mueller Industries, Inc.		432,547	3.09%

Savings Institution, Federally Charted
10,090	Eastern Bankshares, Inc.		215,220	1.54%

Services - Business Services, NEC
3,120	Concentrix Corporation *		484,786
4,440	MAXIMUS, Inc.		406,882
			891,668	6.37%

Services - Equipment Rental & Leasing, NEC
4,090	McGrath RentCorp		335,298
7,660	Triton International Limited (Bermuda)		384,302
			719,600	5.14%

Services - Hospitals
4,980	Encompass Health Corporation		422,603	3.02%

State Commercial Banks
9,470	Columbia Banking System, Inc.		412,229
11,370	Hancock Whitney Corporation		525,749
4,900	Independent Bank Corp.		401,310
			1,339,288	9.57%

Surety Insurance
4,590	Essent Group Ltd. (Bermuda)		241,342	1.72%

Surgical & Medical Instruments & Apparatus
5,230	Merit Medical Systems, Inc. *		332,628	2.37%

Title Insurance
3,850	First American Financial Corporation		248,325	1.77%

Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
8,890	World Fuel Services Corporation		274,968	1.96%

Total for Common Stocks (Cost $9,290,316)			13,629,007	97.30%

REAL ESTATE INVESTMENT TRUSTS
14,750	Industrial Logistics Properties Trust		365,800	2.61%
	(Cost $309,784)

MONEY MARKET FUNDS
45,439	Fidelity Investments Money Market Government Portfolio -
	Class I 0.01% **		45,439	0.32%
	(Cost $45,439)

Total Investment Securities			14,040,246	100.23%
	(Cost $9,645,539)

Liabilities in Excess of Other Assets			(31,895)	-0.23%

Net Assets			$ 14,008,351	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yeild at April 30, 2021.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at April 30, 2021, was $9,645,539. At April 30, 2021, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

	Unrealized Gain		$ 4,414,616
	Unrealized Loss		(19,909)
	Unrealized Gain		$ 4,394,707

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of April 30, 2021:

Valuation of Inputs and Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 13,629,007	$ -	$ -	$ 13,629,007
Real Estate Investment Trusts	365,800	-	-	365,800
Money Market Funds	45,439	-	-	45,439
Total	$ 14,040,246	$ -	$ -	$ 14,040,246

Refer to the Fund's Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the fiscal quarter ended April 30, 2021.